Commitments and Contingencies - Additional Information (Details) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 vessel	Dec. 31, 2023 lease	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels							42	10
Other (expense) income			$ 21,110	$ (8,192)	$ (3,882)
Restricted cash – current				42,376	$ 11,888	$ 2,910			$ 8,358
Long-term debt, current maturities				477,168		107,820
Advances on newbuilding contracts (note 14a)				129,271		228,562
United Kingdom
Property, Plant and Equipment [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	19.00%	25.00%
Equity Method Investee
Property, Plant and Equipment [Line Items]
Advances on newbuilding contracts (note 14a)						34,400
Sublease payments
Property, Plant and Equipment [Line Items]
Operating lease, payments				334,700		360,300
Teekay Tangguh Joint Venture
Property, Plant and Equipment [Line Items]
Number of vessels | vessel							2
Time charter in contract		20 years	20 years
Length of charter contract (in years)		20 years	20 years
Carrying value of guarantee liability				4,700		4,300
Teekay Tangguh Joint Venture | Sublease payments
Property, Plant and Equipment [Line Items]
Operating lease, payments				23,900		27,500
Unasserted Claim | Teekay Tangguh Joint Venture
Property, Plant and Equipment [Line Items]
Estimated tax indemnification				1,600		1,600
Exmar LPG Joint Venture
Property, Plant and Equipment [Line Items]
Number of vessels | vessel							18
Carrying value of guarantee liability				700		900
Seapeak LLC | Unasserted Claim | Teekay Tangguh Joint Venture
Property, Plant and Equipment [Line Items]
Estimated tax indemnification				$ 1,100		$ 1,100
Teekay Tangguh Joint Venture | Seapeak LLC
Property, Plant and Equipment [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			70.00%
Teekay Tangguh Joint Venture | Seapeak LLC | Unasserted Claim
Property, Plant and Equipment [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			70.00%